Commitments and Contingencies (Details) - USD ($)				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 01, 2024	Feb. 02, 2024	Aug. 16, 2022	Aug. 16, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Commitments and Contingencies [Line Items]
U.S. federal excise tax, percentage				1.00%
Fair market value, percentage			1.00%	1.00%
Underwriting fee price per unit (in Dollars per share)					$ 0.35		$ 0.35		$ 0.35
Deferred underwriting commissions payable					$ 10,062,500		$ 10,062,500		$ 10,062,500
Economic interest (in Shares)									100,000
Founders shares (in Shares)									100,000
Consulting fees									$ 20,500
Excise tax percentage			1.00%				1.00%
Deposited and held in trust account and payable in cash		$ 500,000
Price per share (in Dollars per share)		$ 8
Payment for underwriting fees		$ 500,000					$ 5,750,000
Consulting fees					$ 0	$ 20,500	$ 0	$ 20,500
Common Stock [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Number of shares issued (in Shares)		500,000
Number of value issued		$ 5,000,000
Forecast [Member]
Commitments and Contingencies [Line Items]
Interest per annum	10.00%
Underpayment penalty percentage	5.00%
Liability unpaid percentage	25.00%